Trade and other payables (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade and other payables [Abstract]
Suppliers		$ 5,088,957	$ 4,687,353
Partners’ advances		880,420	864,971
Withholding tax		376,169	379,194
Related parties		129,520	114,420
Insurance and reinsurance		121,555	110,530
Agreements in transport contracts	[1]	91,324	111,899
Deposits received from third parties		25,523	209,570
Dividends payable	[2]	3,723	11,193
Various creditors		280,485	389,126
Trade and other payables		6,997,676	6,878,256
Current		6,968,207	6,854,363
Non-current		29,469	23,893
Trade and other payables		$ 6,997,676	$ 6,878,256

[1]	Corresponds to the value of debt from agreements in transport contracts of oil pipelines and poliducts, impacted by volumetric adjustments, compensation for quality and other inventory management agreements.
[2]	Dividends declared at the General Shareholders' Meeting on 2016 profits, amounting to COP$945,684, were paid in April 2017.